OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other Non-current assets

	2023	2022
Contract assets (Note 10)	$41.9	$34.1
Prepaid rent to a portfolio investment	13.4	18.2
Advances to a portfolio investment	10.7	10.5
Advance payments for property, plant and equipment	30.7	—
Investment in finance leases (Note 14)	112.2	97.1
Non-current receivables	42.8	42.0
Investment tax credits	325.3	315.1
Other	43.6	32.7
	$620.6	$549.7